Amounts Recognized in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	¥ 1,769	¥ 1,454
Noncurrent liabilities	(234,581)	(200,659)
Ending balance	(232,812)	(199,205)
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	4,399	3,894
Current liabilities	(2,943)	(2,716)
Noncurrent liabilities	(71,958)	(67,288)
Ending balance	¥ (70,502)	¥ (66,110)